DISCONTINUED OPERATIONS - Reconciliation of income statement (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Other income / (expense):
Income (loss) from discontinued operations before income taxes	$ (225,832)	$ 2,236,764	$ (666,318)	$ 2,128,821	$ 1,179,715	$ (345,698)
Income tax benefit	(4,900,000)		(4,900,000)		16,086
Income from discontinued operations, net of tax	13,928,079	2,236,764	13,487,593	2,128,821	1,195,801	(345,698)
Discontinued operations
Results of discontinued operations:
Revenues	427,389	776,890	954,539	1,510,877	2,764,548	1,573,914
Cost of revenues	438,695	672,607	965,410	1,318,302	2,225,912	1,149,678
Gross Profit	(11,306)	104,283	(10,871)	192,575	538,636	424,236
Selling, general and administrative expenses	153,557	364,723	522,930	516,923	1,188,520	756,552
Loss from operations	(164,863)	(260,440)	(533,801)	(324,348)	(649,884)	(332,316)
Other income / (expense):
Bargain purchase gain		2,486,702		2,486,702	2,121,079
Interest expense	(46,340)	(16,414)	(116,458)	(22,559)	(127,776)	(18,209)
Other income (expense), net	(14,629)	26,916	(16,059)	(10,974)	(163,704)	4,827
Total other income (expense), net	(60,969)	2,497,204	(132,517)	2,453,169	1,829,599	(13,382)
Income (loss) from discontinued operations before income taxes	(225,832)	2,236,764	(666,318)	2,128,821	1,179,715	(345,698)
Income tax benefit	(4,900,000)		(4,900,000)		16,086
Income from discontinued operations, net of tax	$ 13,928,079	$ 2,236,764	$ 13,487,593	$ 2,128,821	$ 1,195,801	$ (345,698)